Annual Operating Expenses - FidelitySmallCapGrowthFund-AMCIZPRO - FidelitySmallCapGrowthFund-AMCIZPRO - Fidelity Small Cap Growth Fund	Sep. 29, 2023
Fidelity Advisor Small Cap Growth Fund - Class A
Operating Expenses:
Management fee	0.86%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.21%
Total annual operating expenses	1.32%
Fidelity Advisor Small Cap Growth Fund - Class C
Operating Expenses:
Management fee	0.86%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.22%
Total annual operating expenses	2.08%
Fidelity Advisor Small Cap Growth Fund - Class M
Operating Expenses:
Management fee	0.86%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.22%
Total annual operating expenses	1.58%
Fidelity Advisor Small Cap Growth Fund - Class I
Operating Expenses:
Management fee	0.86%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	1.07%
Fidelity Advisor Small Cap Growth Fund - Class Z
Operating Expenses:
Management fee	0.86%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.93%

[1]	AThe management fee is comprised of a basic fee of 0.68% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the Russell 2000® Growth Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.